Asset retirement obligations - Additional Information (Details) - Greece € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€)
50.0 million Letter of Credit
Disclosure of Asset Retirement Obligations [line items]
Letter of guarantee	€ 50.0
Letter of guarantee expiration date	Jul. 26, 2026
Letter of guarantee annual fee	2.22%
7.5 million Letter of Guarantee
Disclosure of Asset Retirement Obligations [line items]
Letter of guarantee	€ 7.5
Letter of guarantee expiration date	Jul. 26, 2026
Letter of guarantee annual fee	2.22%